RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Disclosure of transactions between related parties
The following table summarises the transactions with TCCC that directly impacted the consolidated income statement for the years presented:

	31 December 2018	31 December 2017	31 December 2016
	€ million	€ million	€ million
Amounts affecting revenue(A)	59	61	44
Amounts affecting cost of sales(B)	(2,860)	(2,829)	(2,227)
Amounts affecting operating expenses(C)	(18)	(1)	1
Total net amount affecting the consolidated income statement	(2,819)	(2,769)	(2,182)

(A) Amounts principally relate to fountain syrup and packaged product sales.
(B) Amounts principally relate to the purchase of concentrate, syrup, mineral water and juice, as well as funding for marketing programmes.
(C) Amounts principally relate to certain costs associated with new product development initiatives.
The following table summarises the transactions with TCCC that impacted the consolidated statement of financial position for the periods presented:

	31 December 2018	31 December 2017
	€ million	€ million
Amounts due from TCCC	101	71
Amounts payable to TCCC	166	162
The following table summarises the total remuneration paid or accrued during the reporting period related to key management personnel:

	31 December 2018	31 December 2017	31 December 2016
	€ million	€ million	€ million
Salaries and other short-term employee benefits(A)	23	18	20
Post-employment benefits	1	1	1
Share-based payments	9	8	20
Termination benefits	—	—	10
Total	33	27	51

(A) Short-term employee benefits includes wages, salaries and social security contributions, paid annual leave and paid sick leave, paid bonuses and non-monetary benefits (such as medical care and cars).

The Group did not have any loans with key management personnel and was not party to any other transactions with the key management personnel during the periods presented.
The following table summarises the transactions with Cobega that directly impacted the consolidated income statement for the years presented:

	31 December 2018	31 December 2017	31 December 2016
	€ million	€ million	€ million
Amounts affecting revenue(A)	3	3	5
Amounts affecting cost of sales(B)	(85)	(80)	(43)
Amounts affecting operating expenses(C)	(14)	(16)	(9)
Total net amount affecting the consolidated income statement	(96)	(93)	(47)
(A) Amounts principally relate to packaged product sales.
(B) Amounts principally relate to the purchase of concentrate, mineral water and packaging materials.
(C) Amounts principally relate to certain costs associated with maintenance and repair services and rent.

The following table summarises the transactions with Cobega that impacted the consolidated statement of financial position for the periods presented:

	31 December 2018	31 December 2017
	€ million	€ million
Amounts due from Cobega	6	4
Amounts payable to Cobega	25	16